Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 842,507	$ 281,697
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	841,195	$ 281,697
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,312